Annual Total Returns- Goldman Sachs Tactical Tilt Overlay Fund (Class Inst R6 Shares) [BarChart] - Class Inst R6 Shares - Goldman Sachs Tactical Tilt Overlay Fund - Institutional Shares	2015	2016	2017	2018	2019	2020
Total	2.24%	3.42%	0.84%	(2.45%)	5.00%	5.11%